Filed with the Securities and Exchange Commission on August 27, 2015
Securities Act of 19933 File No. 333-180308
Investment Company Act of 1940 File No. 811-22680

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. [ 46 ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. [ 49 ]

(Check appropriate box or boxes)
ULTIMUS MANAGERS TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  (513) 587-3400

Bo James Howell
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
/ /	immediately upon filing pursuant to paragraph (b)
/X/	on September 1, 2015 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/X/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
September 1 , 2015

TOPTURN ONEEIGHTY FUND (TTOFX)
Managed by
 Topturn Fund Advisors, LLC

For information or assistance in opening an account,
please call toll-free 1-888-261-2884 .

This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records.
The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

TOPTURN ONEEIGHTY FUND SUMMARY	1
ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS	12
FUND MANAGEMENT	13
HOW THE FUND VALUES ITS SHARES	14
HOW TO BUY SHARES	15
HOW TO REDEEM SHARES	19
DIVIDENDS, DISTRIBUTIONS AND TAXES	21
FINANCIAL HIGHLIGHTS	22
CUSTOMER PRIVACY NOTICE	23

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TOPTURN ONEEIGHTY FUND SUMMARY

INVESTMENT OBJECTIVE

The Topturn OneEighty Fund (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (1)	1.22%
Acquired Fund Fees and Expenses(1)	0.33%
Total Annual Fund Operating Expenses	2.80%
Less Management Fee Reductions and/or Expense Reimbursements(2)	0.72%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	2.08%

(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)	Topturn Fund Advisors, LLC, (the “Adviser”) has contractually agreed, until August 31, 2018 , to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, acquired fund fees and expenses, costs to organize the Fund, extraordinary expenses such as litigation and merger or reorganization costs, other expenses not incurred in the ordinary course of the Fund's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to an amount not exceeding 1.75% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to August 31, 2018 , this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until August 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$211	$728

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by using a tactical allocation approach to invest the Fund’s assets across various equity and fixed income asset classes in U.S. and foreign securities markets. The Fund executes this strategy by investing primarily in exchange-traded funds (“ETFs”) or baskets of securities (i.e. groups of securities related by index or sector made available through certain brokers at a discount brokerage rate) that invest in at least one of the following asset classes:

•	U.S. Common Stocks
•	Foreign Common Stocks
•	Emerging Market Common Stocks
•	Government Bonds

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•	Corporate Bonds
•	International Bonds (which may include international corporate bonds and/or sovereign bonds)
•	Emerging Market Bonds (which may include international corporate bonds and/or sovereign bonds)
•	High Yield Bonds (also known as “Junk Bonds”)
•	Money Market Instruments

The Adviser begins portfolio construction by using a proprietary quantitative model to identify prevailing cyclical trends (approximately 12-24 month time horizon) in the above asset classes. The Adviser then considers the expected risk and return potential for the asset classes using economic, fundamental, and technical analysis.  Using this information, the Adviser invests the core position of the portfolio (approximately 60%) in ETFs or baskets of securities that provide index exposure to the asset classes that the Adviser believes provide the most attractive return opportunities and sizes those positions based on relative attractiveness among the various asset classes, and the expected volatility risk of the portfolio.

The balance of the portfolio (approximately 40%) is generally invested in short-term (1-3 month time horizon) trading opportunities with the Adviser relying on a proprietary trading model to identify expected directional price movements in the U.S. equity and fixed income markets. This model generates signals derived from market data, including: pricing trends and movements and market volatility. The Adviser uses these signals to invest in index ETFs or baskets of securities designed to capitalize on these price movements and sizes the positions based on relative attractiveness among the underlying markets and on the expected direction (higher or lower) of the price action.

In selecting ETFs for the Fund, the Adviser considers, among other factors, the following:

•	Liquidity: ETFs that rank high in relative liquidity.
•	Tracking Error: ETFs with the low tracking error to its applicable index (i.e. the measure of how closely a portfolio follows the index to which it is benchmarked).
•	Cost: ETFs with lower expense ratios, while maintaining liquidity and tracking error requirements.

Since the Fund will invest primarily in ETFs, the Fund is considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.

While the Fund typically invests in ETFs, the Fund may also purchase baskets of securities when the Adviser believes an investment in basket of securities offers a more attractive investment opportunity for the Fund than investing in a similar ETF or the Fund is unable to find an appropriate ETF in which it can invest.

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The Fund will generally sell securities when the allocation models and/or the Adviser’s analysis indicates that more attractive investment opportunities exist or that asset class size positions need to be adjusted.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk.  The Fund invests in a broad array of asset classes and may allocate assets to an asset class that underperforms other asset classes. For example, the Fund may be overweight in equity-related investments when the stock market is falling and the fixed income market is rising.

Corporate Debt Securities Risk.  The Fund's debt securities investments may include corporate debt securities.  Corporate debt obligations purchased by the Fund may be any credit quality, maturity or yield. Accordingly, the Fund's debt securities may include “investment grade” securities (those rated at least Baa by Moody's, BBB by Standard & Poor's or Fitch or, if not rated, of equivalent quality in the Adviser's opinion). In addition, the Fund's debt securities may include lower-rated debt securities including, without limitation, high-yield and/or junk bonds rated below Baa by Moody's or BBB by S&P's or Fitch. The Fund's fixed income securities investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Adviser's independent assessments of the securities creditworthiness) are or may become inaccurate.

Derivatives Risk.  Losses from derivative instruments may be substantial because a relatively small movement in the price of an underlying security, instrument, commodity or index may result in a substantial loss for the Fund.  In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility of the Fund.  Derivative investments will typically increase the Fund’s exposure to principal risks to which the Fund is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Forward Currency Exchange Contract Risk.  Forward currency exchange contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction, or the inability of the Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Fund may suffer losses from these transactions.

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Futures Contracts Risk.  The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited.  Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s Net Asset Value (“NAV”).  Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund.  Futures contracts may be illiquid.  Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract.  The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract.  Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Options Risk.  Options trading is a highly specialized activity that involves unique investment techniques and risks.  The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.  Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

ETF Risk.  Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV.  This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.  Investments in ETFs are also subject to the following additional risks:

Investment Limitation. Under the 1940 Act, the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

Expenses. Since the Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

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Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund investment’s ability to track its applicable indices or match its performance.

Sampling Risk. Index-based Fund investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund investment in the aggregate may vary from the investment profile of the underlying index.  Additionally, if using a representative sampling approach, a Fund investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund investment could result in a greater decline in NAV than would be the case if the Fund investment held all of the securities in the underlying index.

Fund of Funds Structure Risk.  Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

Fixed Income Securities Risk. There are risks associated with the potential investment of the Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Fund’s Statement of Additional Information (“SAI”).

Credit Risk.  Credit risk is the risk that the issuer of a debt security (including corporate, government and mortgage-backed securities) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations.  If the issuer fails to pay interest, the Fund’s income will be reduced.  If the issuer fails to repay principal, the value of that debt security and of the Fund’s shares may be reduced.  To the extent the Fund invests in lower rated debt securities (such as high-yield securities), the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated debt securities.

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High-Yield Bond Risk.  High-yield bonds, also known as junk bonds, are debt securities rated below Baa by Moody’s and BBB by S&P or Fitch, and are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated debt securities. High-yield bonds are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These debt securities are considered below investment grade. The retail secondary market for these securities may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. These risks can reduce the value of the Fund’s shares and the income it earns.

Interest Rate Risk.  The value of the Fund’s debt securities will generally vary inversely with the direction of the prevailing interest rates.  A rise in interest rates will normally cause the value of debt securities to decrease.  Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in debt securities that are particularly sensitive to interest rate fluctuations, such as debt securities with long-term maturities, zero coupon bonds, and debentures.  The Fund may be subject to greater risk of rising interest rates due to the current period of historically low interest rates.

Maturity Risk. The value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk.  Investments in foreign securities involve risks that may be different from those of U.S. securities.  Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States.  Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries, the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country and greater price volatility .  In addition, the dividend and interest payable on certain foreign securities may be subject to foreign withholding taxes.  Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Emerging Markets Risk.  Investments in emerging markets involve all of the risks of foreign investments (see below), and also have additional risks. The Fund considers “emerging markets” generally to include those included in the MSCI Emerging Markets index or the FTSE Emerging Markets stock index.   The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves.  In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

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Foreign Government Debt Obligation Risk.  Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of the Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s style may go out of favor with investors, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

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Large-Capitalization Company Risk.  Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk.  Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

New Fund Risk.  The Fund was formed in 2015 and had no operating history as of the date of this Prospectus. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Small- and Mid-Capitalization Company Risk.  Investments in small-cap and mid-cap companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.  Therefore, the securities of small- and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuation.  In addition, the securities of small- and mid-cap companies may trade less frequently and carry less volume than that of larger companies.  Because small- and mid-cap companies normally have fewer shares outstanding than larger companies, it may be difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

U.S. Government Obligations Risk.  Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government.  In addition, such securities may be not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself.  The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-261-2884 or by visiting the Fund's website at www.topturnfunds.com .

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MANAGEMENT OF THE FUND

The Investment Adviser

Topturn Fund Advisors, LLC is the Fund’s investment adviser.

Portfolio Manager

Greg Stewart, Chief Investment Officer of the Adviser, has been the portfolio manager of the Fund since its inception in September, 2015 .

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

The minimum investment amount is $100,000 for all accounts.

Minimum Additional Investment

Once an account is open, additional purchases of Fund shares may be made at any time in any amount.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the Topturn OneEighty Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-888-261-2884 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Fund does not charge a Sales Charge (Load) or a Distribution (12b-1) Fee. However, if you purchase the Fund through a broker-dealer or any other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund seeks long-term capital appreciation. The Board of Trustees has reserved the right to change the investment objective of the Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders.

In addition to the strategies and risks described above, the Fund may invest in other types of securities whose risks are described below and/or in the Fund’s SAI.

Investments in Money Market Instruments and Temporary Defensive Positions. The Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”). The Fund may invest in Money Market Instruments to maintain liquidity or pending the selection of investments. From time to time, the Fund also may, but should not be expected to, take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments. When the Fund invests in a money market mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. To the extent the Fund holds other registered investment companies, including money market mutual funds, the Fund will incur acquired fund fees and expenses (as defined by the Securities and Exchange Commission). Anytime the Fund takes a temporary defensive position, it may not achieve its investment objective.

CFTC Regulation Risk. To the extent the Fund makes investments regulated by the Commodity Futures Trading Commission (the “CFTC”), the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, the Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund. In order to comply with Rule 4.5, the Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased non-bona fide hedging purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets.

Additional Information. Whether the Fund is an appropriate investment for an investor will depend largely upon the investor’s financial resources and individual investment goals and objectives. The Fund may not be appropriate for investors who engage in short-term trading and/or other speculative strategies and styles.

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Portfolio Holdings and Disclosure Policy. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's SAI.

FUND MANAGEMENT

The Investment Adviser

Topturn Fund Advisors, LLC, 30 Ragsdale Drive, Suite 100, Monterey, CA 93940, serves as the investment adviser to the Fund. The Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. The Adviser was formed and commenced operations in 2015. Currently, the Adviser provides investment advisory services to the Fund only. Although the principals of the Adviser have investment management experience, neither the principals of the Adviser nor the Adviser have experience as an investment adviser to a mutual fund prior to the Fund's inception.

For its services, the Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 1.25% of its average daily net assets. The Adviser has contractually agreed under an Expense Limitation Agreement, until August 31, 2018 , to reduce its Management Fees and to reimburse Other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs; other expenses not incurred in the ordinary course of the Fund's business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to 1.75% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred , provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to August 31, 2018, this agreement may not be modified or terminated without the approval of the Board. After August 31, 2018 , the Expense Limitation Agreement may continue from year-to-year provided such continuance is approved by the Board of Trustees. The Expense Limitation Agreement may be terminated by the Adviser or the Board, without approval by the other party , at the end of the then-current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

A discussion of the factors considered by the Board of Trustees in its approval of the Fund’s investment advisory contract with the Adviser, including the Board’s conclusions with respect thereto, will be available in the Fund’s semi-annual report for the period ended February 29, 2016 .

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Portfolio Manager

Greg Stewart is Chief Investment Officer (“CIO”) and Portfolio Manager for the Adviser and has been since its inception in 2015. Additionally, Mr. Stewart serves as the CIO of Topturn Capital, LLC (“TTC”), a registered investment management company, which he co-founded in 2009. Mr. Stewart graduated magna cum laude from the W.P. Carey School of Business at Arizona State University with a B.S. in Finance.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and his ownership of shares of the Fund.

The Administrator and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus” or the “Transfer Agent”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Fund.

The Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Fund.

HOW THE FUND VALUES ITS SHARES

The net asset value (“NAV”) of the Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined on the basis of available market quotations. However, if market quotations are not available or are considered unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of the Fund are invested in other registered investment companies, and not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

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Your order to purchase or redeem shares is priced at the NAV next calculated after your order is received in proper form by the Fund. An order is considered to be in “proper form” if it includes all necessary information and documentation related to a purchase or redemption, and payment in full of the purchase amount.

HOW TO BUY SHARES

Shares are available for purchase from the Fund every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares if shares are purchased directly through the Fund. Certificates representing shares are not issued.

Minimum Initial Investment

The minimum initial investment in the Fund is $100,000. This minimum investment requirement may be waived or reduced for any reason at the discretion of the Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.
•	Enclose a check payable to the Fund.
•	Mail the application and the check to the Transfer Agent at the following address:
Topturn OneEighty Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
 Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

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By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-888-261-2884 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order, following proper advance notification to the Transfer Agent, is considered received when U.S. Bank, N.A., the Fund’s custodian, receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

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Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time in any amount. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

•	By sending a check, made payable to the Topturn OneEighty Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.
•	By wire to the Fund account as described under “Opening an Account – By Wire.” Shareholders are required to call the Transfer Agent at 1-888-261-2884 before wiring funds.
•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution. The minimum investments under the automatic investment plan must be at least $100 under the plan and are made on the 15th and/or last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Fund. Social Security recipients may have all or a portion of their social security check transferred automatically to purchase shares of the Fund. Please call 1-888-261-2884 for more information about the automatic investment plan and direct deposit plans.

Purchases in Kind

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

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•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In that case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares. The Fund does not accommodate frequent purchases or redemptions of Fund shares.

The Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Fund, through its service providers, monitors shareholder trading activity to ensure it complies with the Fund’s policies. The Fund prepares reports illustrating purchase and redemption activity to detect market timing activity. When monitoring shareholder purchases and redemptions, the Fund does not apply a quantitative definition to frequent trading. Instead, the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Fund may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by this Prospectus. The Fund’s policies and procedures to prevent market timing are applied uniformly to all shareholders. These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Fund.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or market timing. If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Each intermediary that offers the Fund’s shares through an omnibus account has entered into an information sharing agreement with the Fund designed to assist the Fund in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

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Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

By Mail. You may redeem shares by mailing a written request to Topturn OneEighty Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed, and be signed exactly as the shares are registered.

Signature Guarantees. If the shares to be redeemed have a value of greater than $50,000 or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in the (Securities Transfer Agents Medallion Program (“STAMP”) sponsored by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in STAMP will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-888-261-2884 .

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Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction and proceeds of $1,000 or more may be transferred by wire, in either case, to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund calculates its NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). Your brokerage firm or financial institution may require a redemption request to be received, in proper form, at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The Fund normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as permitted by the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below the investment minimum of $100,000 due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

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Automatic Withdrawal Plan

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-888-261-2884 for additional information.

Redemptions in Kind

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. If the Fund redeems your shares in kind, you will bear the market risks associated with the securities paid as redemption proceeds. In addition, when you sell these securities, you will pay brokerage charges associated with selling the securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by the Fund in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund’s distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

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You will be notified by February 15th of each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund is new, there is no financial or performance information included in this Prospectus for the Fund. The fiscal year end of the Fund is August 31 each year. Once the information becomes available, you may request a copy of this information by calling the Fund at 1-888-261-2884 .

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CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE TOPTURN ONEEIGHTY FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪    Social Security number
▪    Assets
▪    Retirement Assets
▪    Transaction History
▪    Checking Account Information
▪    Purchase History
▪    Account Balances
▪    Account Transactions
▪    Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-261-2884

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Who we are
Who is providing this notice?	Topturn OneEighty Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
▪    Open an account
▪    Provide account information
▪    Give us your contact information
▪    Make deposits or withdrawals from your account
▪    Make a wire transfer
▪    Tell us where to send the money
▪    Tell us who receives the money
▪    Show your government-issued ID
▪    Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪    Affiliates from using your information to market to you
▪    Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪    Topturn Fund Advisors, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Fund does not jointly market.
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FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the SAI, which is incorporated by reference in its entirety.

Additional information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semi-annual reports or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free:

1-888-261-2884

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund’s website at www.topturnfunds.com or upon written request to:

Topturn OneEighty Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
 Cincinnati, Ohio 45246-0707

Only one copy of a Prospectus or an annual or semi-annual report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an annual or semi-annual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov. Copies of information on the Securities and Exchange Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-22680

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Statement of Additional Information
September 1, 2015

TOPTURN ONEEIGHTY FUND (TTOFX)

Series of
ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus for the Topturn OneEighty Fund (the “Fund”) dated September 1, 2015 , which may be supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained without charge, upon request, by writing the Fund at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 or by calling toll-free 1-888-261-2884 .

TABLE OF CONTENTS

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS	2
INVESTMENT RESTRICTIONS	18
CALCULATION OF SHARE PRICE	20
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	21
SPECIAL SHAREHOLDER SERVICES	22
MANAGEMENT OF THE TRUST	22
INVESTMENT ADVISER	27
PORTFOLIO TRANSACTIONS	29
THE DISTRIBUTOR	30
OTHER SERVICE PROVIDERS	31
GENERAL INFORMATION	33
ADDITIONAL TAX INFORMATION	37
FINANCIAL STATEMENTS	40
APPENDIX A (TRUSTEES AND OFFICERS)	41
APPENDIX B (TRUST’S PROXY VOTING POLICIES AND PROCEDURES)	46
APPENDIX C (ADVISER’S PROXY VOTING POLICIES AND PROCEDURES)	48
Appendix D (Description of Ratings)	52

STATEMENT OF ADDITIONAL INFORMATION

The Topturn OneEighty Fund is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end management investment company. The Fund’s investments are managed by Topturn Fund Advisors, LLC (the “Adviser”). For further information on the Fund, please call 1-888-261-2884 .

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS

Information contained in this SAI expands upon information contained in the Prospectus. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment programs will be successful. Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this SAI. No investment in shares of the Fund should be made without first reading the Prospectus.

General Investment Risks. Prices of securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period, and investors should understand that during temporary or extended bear markets, the value of equity securities will likely decline.

Economic and Regulatory Risks. Although the U.S. economy has seen gradual improvement over the years, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven. In response to the crisis, the U.S. and other governments and the Federal Reserve and other foreign central banks took steps to support financial markets, including by keeping interest rates at historically low levels. It is unclear how long this support will last and at what levels. Reduction or withdrawal of support by the U.S. and the Federal Reserve and/or by other governments and their central banks, failure of such efforts or support in response to the crisis, or investor perception that such efforts or support are not succeeding could negatively affect financial markets generally, as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities, including securities held by the Fund.

In addition, policy and legislative changes in the U.S. and in other countries have been implemented that are affecting many aspects of the financial markets and imposing additional regulatory requirements. Given the broad scope, sweeping nature, and relatively recent enactment of some of these changes, the potential impact they could have on securities held by the Fund is unclear and may not be fully known for some time. These changes and any future regulatory change could adversely affect the Fund.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of the Fund and/or the Fund’s investment adviser, distributor, custodian, the transfer agent or other third party services providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Fund relies on third-party service providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Funds from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Exchange Traded Funds And Investments In Other Investment Companies.

Exchange Traded Fund (“ETFs”). As noted in the Prospectus, the Fund will invest primarily in ETFs. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser, believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund may invest may be granted licenses by agreement to use various indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index within the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded), including the risk that the general level of security prices, or that the prices of securities within a particular sector, may increase or decline, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to a conventional fund: (1) the market price of an ETF’s shares may trade at a discount to its net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (4) the shares may be delisted from the exchange on which they trade, or activation of “circuit breakers” (which are tied to large decreases in stock prices) may halt trading temporarily. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

ETFs may be actively managed or indexed-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF’s manager expectations regarding particular securities or markets are not met. An index based ETF’s objective is to track the performance of a specific index. Index based ETFs generally invest in a securities portfolio that includes substantially all of the securities (in substantially the same amount) included in the applicable index. Since passively managed ETFs are designed to track an index, securities may be purchased, retained and sold when an actively managed ETF would not do so. As a result, passively managed ETFs can expect greater risk of loss (and a corresponding prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities.

Fixed Income ETFs. There are risks associated with the potential investment of the Fund’s assets in fixed income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

•	Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed income securities that involve a promise by a third party to honor an obligation with respect to the fixed income security. Securities rated BBB by Standard & Poor’s (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

•	Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the Fund prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

•	Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed income holdings. In general, fixed income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Other Investment Companies. As noted in the Prospectus, the Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies (ETFs or other investment companies). Under the 1940 Act, the Fund may not acquire shares of another investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The U.S. Securities and Exchange Commission (the “SEC”) has issued such exemptive orders to numerous ETFs and their investment advisers, which permit investment companies, including the Fund, to invest in such ETFs (“Exempted ETFs”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Exempted ETF. The Fund expects to enter into such agreements with a number of Exempted ETFs so that the Fund will be permitted to invest in such Exempted ETFs in excess of the 3% Limitation. To the extent other ETFs obtain similar exemptive relief from the SEC, the Fund may seek to qualify to invest in such other ETFs in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Fund from allocating its investments in the manner that the Adviser considers optimal, or cause the Adviser to select a similar basket of stocks (pre-selected groups of securities related by index or sector made available through certain brokers at a discount brokerage rate) (“Stock Baskets”) or a similar index-based mutual fund or other investment company (collectively, “Indexed Investments”) as an alternative. The Fund may also invest in Indexed Investments when the Adviser believes they represent more attractive opportunities than similar ETFs. The Fund’s investments in other investment companies will be subject to the same 3% Limitation described above.

Under the 1940 Act, to the extent that the Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities (ETFs and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF or other investment company shares held by the Fund, the Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities.

Equity Securities. The Fund may invest in equity securities, both directly (including, without limitation, investments in Stock Baskets) and indirectly through the Fund’s investment in shares of ETFs and other investment companies. The equity portion of the Fund’s portfolio may include common stocks traded on domestic or foreign securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Fund’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Fund invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Investments in ETFs that invest in equity securities and similar securities involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (1) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other security; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.

Foreign Securities. The Fund may invest directly and indirectly in securities issued by foreign governments or foreign corporations, either directly or indirectly through ETFs or derivative transactions (e.g., foreign currency futures). Foreign securities, in addition to securities issued by U.S. entities with substantial foreign operations, involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Issuers of foreign securities are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Investments in Emerging Markets. The Fund may invest directly and indirectly in emerging market equity and fixed-income securities. Emerging market countries may include, among others, countries in Asia, Latin, Central and South America, Eastern Europe, the Middle East and Africa. In addition to the general risk of investing in foreign securities and foreign fixed-income securities described above and below, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. Emerging market economics are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments. The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems in more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

Foreign Currency. The Fund may invest directly and indirectly in foreign currency or in securities that track the performance of a foreign currency against another currency, whether the U.S. dollar or another foreign currency. As a result, the value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund’s net asset value (“NAV”) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Convertible Securities. In addition to common and preferred stocks, the Fund may invest directly or indirectly in securities convertible into common stock if, for example, the Adviser believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The price of warrants do not necessarily move parallel to the prices of their underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of their issuing corporation. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Fund’s ability to invest in warrants may be limited by the Fund’s investment restrictions.

Real Estate Securities. The Fund will not invest directly in real estate, but may invest directly or indirectly in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

The Fund may invest in global real estate companies outside the U.S. These companies include, but are not limited to, companies with similar characteristics to the REIT structure, in which revenue consists primarily of rent derived from owned, income producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.

Corporate and Municipal Fixed Income Securities. The Fund may invest directly and indirectly in corporate or municipal fixed income securities. Corporate and municipal fixed income securities purchased by the Fund may be of any credit quality, maturity or yield. Accordingly, the Fund’s fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Adviser’s opinion). In addition, the Fund’s fixed income securities may include lower-rated fixed income securities including, without limitation, “junk” bonds whose ratings are below investment grade. Fixed income securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Fixed income securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal and greater market fluctuations than higher-rated fixed-income securities. Descriptions of the quality ratings of Moody’s, S&P and Fitch are included as Appendix D to this SAI. While the Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

High-Yield Debt Securities or Junk Bonds. As discussed above, the Fund may invest directly and indirectly in debt securities that are lower-rated debt securities or, if not rated, of equivalent quality in the Adviser’s opinion, including, without limitation, “junk” bonds whose ratings are below investment grade. Lower-rated debt securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Fund’s NAV. These risks can reduce the value of a Fund’s shares and the income it earns. Lower-rated securities carry a greater risk of default than investment grade securities.

Foreign Fixed-Income Securities. The Fund may invest directly and indirectly in non-U.S. based fixed-income securities. Investing in foreign fixed-income securities has the same risks as investing in foreign securities generally. In addition, foreign corporate bonds are subject to the risks that foreign companies may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the U.S., which may make it more difficult to evaluate the business and/or financial position of the issuer and the value of the bond. Foreign government bonds are also subject to the risks that governmental issuers of fixed-income securities may be unwilling to pay interest and repay principal when due or may require that conditions for payment be renegotiated. Other risks related to foreign securities are described above under “Foreign Securities”.

Money Market Instruments. The Fund may invest directly and indirectly in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund. Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”).

Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank.

A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.

Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest directly in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch or, if not rated, is of equivalent quality in the Adviser’s opinion. Commercial Paper may include Master Notes of the same quality.

Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

U.S. Government Securities. The Fund may invest directly or indirectly in U.S. government securities such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) and the Overseas Private Investment Corporation (“OPIC”), as well as obligations of U.S. government authorities, agencies, and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration, Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank, Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA and OPIC), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA and FHLMC), and still others are supported only by the credit of the issuer itself (e.g., SLMA and FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities that are not supported by the full faith and credit of the U.S. government, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund’s shares.

Zero Coupon Securities. The Fund may directly or indirectly purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike fixed income securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

Repurchase Agreements. The Fund may invest directly or indirectly in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.

Reverse Repurchase Agreements. The Fund may also engage in reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Illiquid Investments. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (the “Board” or “Board of Trustees”), the Adviser determines the liquidity of the Fund’s investments, and through reports from the Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund’s investments, the Adviser may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. An investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Restricted Securities. Within its limitations on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Funding Agreements. Within the limitations on investments in illiquid securities, the Fund may invest in various types of funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of the Fund to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Options. The Fund may purchase directly or indirectly and write put and call options on securities. The Fund may write a put or call option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means that would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

Futures Contracts. The Fund may directly or indirectly invest in futures contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade that have been designated “contracts markets” by the U.S. Commodities Futures Trading Commission (“CFTC”). No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to segregate cash, cash equivalents, and/or other liquid assets sufficient to satisfy the requirements of Section 18(f) of the 1940 Act. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund seeks to earn income on its initial and variation margin deposits.

The Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price at any time before the option expires.

The Fund will write options only on futures contracts that are “covered.” The Fund will be considered “covered” with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates cash, cash equivalents, and/or other liquid assets at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Fund will be considered “covered” with respect to a call option it has written on a fixed income security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. The Fund will be considered “covered” with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging the Fund’s portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging the Fund’s portfolio against a market advance when the Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund’s holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Adviser applies a hedge in the Fund’s portfolio at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund’s return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market.

In general, the Fund will not directly purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under the CFTC regulations); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund’s total assets.

In instances involving the purchase of futures contracts or the writing of put options thereon by the Fund, the Fund will segregate an amount of cash, cash equivalents and/or other liquid assets equal to the market value of such futures contracts or options written (less any related margin deposits), to the extent that such deposits are required under the 1940 Act.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

Short Sales of Securities. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box,” i.e., when the Fund sells a security short while owning securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Investments In Companies With Business Related To Commodities. As explained under “Fundamental Restrictions” below, the Fund does not invest directly in commodities. However, the Fund may from time to time invest directly or indirectly in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

Lending Of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Board. In determining whether the Fund will lend securities, the Adviser will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities, or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. If the Fund invests cash collateral from the borrower, there is the risk that such investment may result in a financial loss. In such an event, the Fund would be required to repay the borrower the cash collateral out of the Fund’s assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may also hold up to 100% of its portfolio in cash and cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Borrowing. The Fund may, subject to the restrictions of the 1940 Act, borrow money from banks as a temporary measure. For example, the Fund may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets.

INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment limitations that may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding voting securities of the Fund. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities. See the Prospectus for more information about the Fund’s investment objective and investment strategies, each of which are not fundamental and may be changed without shareholder approval.

Fundamental Restrictions. As a matter of fundamental policy:

1.            Borrowing Money. The Fund will not borrow money except as permitted under the 1940 Act. For example, subject to the restrictions of the 1940 Act. the Fund may borrow money from banks to meet redemption requests or for extraordinary or emergency purposes.

2.            Senior Securities. The Fund will not issue senior securities, except as permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.            Underwriting. The Fund will not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

4.            Real Estate. The Fund will not directly purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from holding or selling real estate acquired because of the Fund’s ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.            Commodities. The Fund will not purchase or sell commodities unless acquired because of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options, forward contracts, or futures contracts, including those relating to indices, or options on futures contracts or indices, or from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.            Loans. The Fund will not make loans to other persons, provided that the Fund may lend its portfolio securities in an amount up to 33⅓% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff shall not be deemed to be the making of a “loan”. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

7.            Concentration. The Fund will not invest more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government (including its agencies and instrumentalities) or state or municipal governments and their political subdivisions (other than revenue bonds issued in connection with an identifiable industry; e.g., healthcare or education) or repurchase agreements with respect thereto, or investments in registered investment companies.

With respect to the “fundamental” investment restrictions above, if a percentage limitation or standard is adhered to at the time of investment, a later increase or decrease in percentage or departure from the standard resulting from any change in value or net assets or other factors will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule and are monitored on an ongoing basis.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements standby commitments and trading practices which would be deemed to involve the issuance of a senior security, including options, futures and forward contracts, with appropriate earmarking or segregation of assets to cover such obligation.

The 1940 Act permits the Fund to borrow money from banks in an amount up to one-third of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). In general, the Fund may not issue any class of senior security, except that the Fund may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Fund will within three days (excluding holidays and Sundays) or such longer period as the SEC may prescribe by rules and regulation, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including options, futures, forward contracts and reverse repurchase agreements, provided that the Fund earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

CALCULATION OF SHARE PRICE

The share price or net asset value (NAV) of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

For purposes of computing the Fund’s NAV, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust. Fixed-income securities are normally valued based on prices obtained from independent third-party pricing services approved by the Board of Trustees, which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities and developments related to specific securities. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services approved by the Board of Trustees, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. The methods used by independent pricing services and the quality of valuations so established are reviewed by the Adviser and the Administrator under the general supervision of the Board of Trustees. To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Subject to the Trust's Agreement and Declaration of Trust (the “Declaration of Trust”), determinations by the Board of Trustees as to the allocation of liabilities, and the allocable portion of any general assets, with respect to the Fund and the Fund’s classes, are conclusive.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are offered for sale on a continuous basis. Shares are sold and redeemed at their NAV, as next determined after receipt of the purchase or redemption order in proper form.

The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its assets.

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind”. This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of liquid securities equal in market value to your shares. Securities delivered in payment of redemptions will be valued at the same value assigned to them in computing the Fund’s NAV. When you convert these securities to cash, you will pay brokerage charges.

SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

Regular Account. The regular account allows voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction.

Automatic Investment Plan. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund’s transfer agent will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the NAV on or about the fifteenth or the last business day of the month, or both. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Transfer of Registration. To transfer shares to another owner, send a written request to Topturn OneEighty Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) if it is for a new account, a completed account application, or if it is an existing account, the account number; (iv) Medallion signature guarantees (See the heading “How to Redeem Shares – Signature Guarantees” in the Prospectus); and (v) any additional documents that are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

MANAGEMENT OF THE TRUST

Overall responsibility for management and supervision of the Fund and the Trust rests with the Board of Trustees. The members of the Board of Trustees (the “Trustees”) are elected by the Trust’s shareholders or existing members of the Board of Trustees as permitted under the 1940 Act and the Trust’s Declaration of Trust. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as Trustees.

The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation for their services as Trustee and attendance at meetings of the Board of Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Attached in Appendix A are the Trustees and executive officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are Independent Trustees are identified in the table.

Leadership Structure and Qualifications of Trustees

The Board of Trustees consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Fund, the Trust consists of the following series:

•	APEXcm Small/Mid Cap Growth Fund managed by Apex Capital Management, Inc. of Dayton, Ohio;
•	Cincinnati Asset Management Funds: Broad Market Strategic Income Fund managed by Cincinnati Asset Management, Inc. of Cincinnati, Ohio;
•	Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund managed by Lyrical Asset Management LP of New York, New York;
•	Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund managed by Barrow Street Advisors LLC of Stamford, Connecticut;
•	Wavelength Interest Rate Neutral Fund managed by Wavelength Capital Management, LLC of New York, New York;
•	Blue Current Global Dividend Fund managed by Edge Advisors, LLC, of Atlanta, Georgia;
•	Galapagos Partners Select Equity Fund managed by Galapagos Partners, L.P. of Houston, Texas;
•	Ryan Labs Core Bond Fund managed by Ryan Labs, Inc. of New York, New York; and
•	Waycross Long/Short Equity Fund managed by Waycross Partners, LLC of Louisville, Kentucky.

The Board has engaged the above-named investment advisers to oversee the day-to-day management of the Trust’s series. The Board is responsible for overseeing these investment advisers and the Trust’s other service providers in the operations of the Trust in accordance with the 1940 Act, other applicable federal and state laws, and the Declaration of Trust.

The Board meets at least four times throughout the year. The Board generally meets in person, but may meet by telephone as permitted by the 1940 Act. In addition, the Trustees may meet in person or by telephone at special meetings or on an informal basis at other times. The Independent Trustees also meet at least quarterly without the presence of any representatives of management.

Board Leadership.  The Board of Trustees is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. He also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.

The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; and (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Davis and Discepoli are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.

Qualifications of the Trustees. The Committee of Independent Trustees reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Trustee, the Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Committee believes contribute to the oversight of the Trust’s affairs. The Board has concluded, based on each Trustee’s experience, qualifications, attributes or skills on both an individual basis and in combination with the other Trustees, that each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees support this conclusion. In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

In addition to the Trustee Qualifications listed above, each of the Trustees has additional Trustee Qualifications including, among other things, the experience identified in the “Trustees and Executive Officers” table included in Appendix A and as follows:

Interested Trustees

Robert G. Dorsey is a co-founder of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Mr. Dorsey has served as President and Managing Director of Ultimus since its founding in 1999. Mr. Dorsey has over 25 years of experience in the mutual fund servicing industry. He holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive). Mr. Dorsey has been a Trustee since February 2012.

Independent Trustees

John J. Discepoli is the owner of Discepoli Financial Planning, LLC, a personal financial planning firm. He founded the firm in November 2004. Mr. Discepoli has over 15 years of experience in the financial services industry. He holds a BBA in Accounting from Notre Dame University and graduated from the Executive Development Program of Northwestern University – Kellogg School of Management. Mr. Discepoli is a Certified Public Accountant and Personal Financial Specialist. Mr. Discepoli has been a Trustee since June 2012.

John C. Davis has been a private business consultant since May 2011. Prior to providing consulting services, Mr. Davis was a partner with PricewaterhouseCoopers LLP (PwC) from October 1984 through his retirement in June 2010. Mr. Davis joined PwC in 1974. During his tenure as a partner at PwC he was responsible for audit services to PwC clients – principally clients in investment management and related financial services industries. Mr. Davis holds a B.S. in Accounting from Indiana State University and is a Certified Public Accountant. Mr. Davis has been a Trustee since June 2012.

David M. Deptula is Vice President of Tax for The Standard Register Company (a company that provides solutions for companies to manage their critical communications) since November 2011. Prior to joining Standard Register, Mr. Deptula was a Tax Partner at Deloitte Tax LLP. Mr. Deptula joined Deloitte in 1984 and remained with Deloitte until October of 2011. During his tenure at Deloitte, he was actively involved in providing tax accounting services to open-end mutual funds and other financial services companies. Mr. Deptula holds a B.S. in Accounting from Wright State University and a Juris Doctor from University of Toledo. He is also a Certified Public Accountant. Mr. Deptula has been a Trustee since June 2012.

References above to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board of Trustees by reason thereof.

Risk Oversight. The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Fund, the Board oversees risk through various regular board and committee activities. The Board, directly or through its Committee of Independent Trustees, reviews reports from, among others, the Adviser, the Trust’s Chief Compliance Officer, the Trust’s independent registered public accounting firm, and outside legal counsel, regarding risks faced by the Fund and the risk management programs of the Adviser, with respect to the Fund’s investments and trading activities, and certain service providers. The actual day-to-day risk management with respect to the Fund resides with the Adviser and other service providers to the Fund. Although the risk management policies of the Adviser and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Fund can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board of Trustees or the Adviser or other service providers. The Independent Trustees meet separately with the Trust’s Chief Compliance Officer at least annually, outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives an annual written report from the Trust’s Chief Compliance Officer regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the Chief Compliance Officer to address matters arising between regular meetings.

The Board also receives quarterly reports from the Adviser on the investments and securities trading of the Fund, including its investment performance, as well as reports regarding the valuation of the Fund’s securities. The Board also receives quarterly reports from the Fund’s administrator, transfer agent and distributor on regular quarterly items and, where appropriate and as needed, on specific issues. In addition, in its annual review of the Fund’s investment advisory agreement, the Board will review information provided by the Adviser relating to its operational capabilities, financial condition and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing, among other things, the number of funds in the Trust and the effectiveness of the Board’s committee structure.

Trustees’ Ownership of Fund Shares. The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of May 31, 2015 .

Name of Trustee	Dollar Range of Shares of the Fund Owned by Trustee *	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Interested Trustee
Robert G. Dorsey	None	$50,001 - $100,000
Independent Trustees
John J. Discepoli	None	None
John C. Davis	None	None
David M. Deptula	None	None

*	Because the Fund is newly organized, none of the Trustees has any beneficial ownership of Fund shares as of the date of this SAI.

Ownership In Fund Affiliates. As of the date of this SAI, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Distributor or any affiliate of the Adviser or Distributor.

Trustee Compensation.

No director, officer or employee of the Adviser or Distributor receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives a $500 per meeting fee and a $500 annual retainer for each series of the Trust. The Trust reimburses each Trustee and officer for his travel and other expenses incurred in attending meetings. The following table provides the estimated amount of compensation payable to each of the Trustees during the Fund’s first fiscal year of operations, which will conclude August 31, 2016:

Name of Trustee	Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,500	None	None	$32,500
John C. Davis	$2,500	None	None	$32,500
David M. Deptula	$2,500	None	None	$32,500

INVESTMENT ADVISER

Topturn Fund Advisors, LLC, 30 Ragsdale Drive, Suite 100, Monterey, CA 93940, serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement dated July 21 , 2015 . The Adviser was organized in 2015 to provide investment advisory services to the Fund. The Adviser is owned by Dan Darchuck, Greg Stewart, and Omnistrat Fund, L.P., an unregistered investment company managed by Topturn Capital, LLC (“TTC”). TTC is controlled by Dan Darchuck and Greg Stewart.

The Investment Advisory Agreement is effective for an initial two-year period and will be renewed for periods of one year only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the applicable Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees. The Investment Advisory Agreement is terminable without penalty on 60 days’ notice by the Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as defined in the 1940 Act.

The Adviser manages the Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight of the Board. The Adviser is responsible for managing the Fund’s investment portfolio, and provides the Fund with a portfolio manager to determine purchases and sales of portfolio securities on behalf of the Fund. The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Fund pays the Adviser a monthly fee computed at the annual rate of 1.25% of its average daily net assets. The Adviser has agreed to reduce its investment advisory fees and to pay Fund expenses to the extent necessary to limit annual ordinary operating expenses (exclusive of brokerage costs; taxes; borrowing costs such as interest and dividend expenses on securities sold short; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs; other expenses not incurred in the ordinary course of the Fund's business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to 1.75% of the average daily net assets of the Fund. Any such fee reductions by the Adviser or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the foregoing expense limits, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

Because the Fund is newly organized, no information regarding the Advisory fees paid to the Adviser is included in this SAI.

Portfolio Manager

The Fund is managed by Mr. Stewart (the “Portfolio Manager”), who is responsible for the day-to-day implementation of investment strategies for the Fund.

Other Accounts Managed by Portfolio Manager

In addition to the Fund, the Portfolio Manager is responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in such other accounts as of April 30, 2015.

Portfolio Manager	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed (million)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts Managed with Advisory Fee Based on Performance (million)
Greg Stewart	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$13.7	1	$13.7
	Other Accounts	225	$90.4	0	$0

Potential Conflicts of Interest

The Portfolio Manager’s management of other investment pooled vehicles and other accounts (the “Other Accounts”) may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the Other Accounts, on the other. A potential conflict of interest may arise when a particular investment may be suitable for both, the Fund and the Other Accounts, whereby the Portfolio Manager could favor one account over another. However, the Adviser has established policies and procedures to ensure that such investments will be allocated between the Fund and the Other Accounts pro rata based on the assets under management or in some other manner determined to be fair and equitable.

Another potential conflict could include the Adviser rendering investment management services to qualified clients for a performance-based fee. That fee could be an incentive for the Adviser to make riskier or more speculative investments than would be the case absent of a performance-based fee. The Adviser has established policies and procedures to ensure that any recommendations made are in the best interest of the clients regardless of fee.

Compensation

Mr. Stewart is not compensated directly by the Fund. Mr. Stewart is, however, compensated by the Adviser based on his ownership of the Adviser. As such, performance and asset levels of the Fund will directly affect the profits of the Adviser (and, indirectly, the total compensation paid to Mr. Stewart).

Ownership of Fund Shares

Because the Fund is newly organized, the Portfolio Manager has no beneficial ownership of Fund shares as of the date of this SAI.

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees and in accordance with the Fund’s investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund’s portfolio transactions.

Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment consistent with its obligation to seek best execution and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for equity transactions on behalf of the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Fund. While the Adviser generally seeks competitive commissions, the Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, as amended , the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Trust’s principal underwriter.

THE DISTRIBUTOR

Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor is compensated for its services to the Trust under a written agreement for such services. The Distributor is an affiliate of Ultimus Fund Solutions, LLC. Robert G. Dorsey is a Managing Director of the Distributor and serves as a Trustee of the Trust.

By its terms, the Distribution Agreement is for an initial term of two years and will continue in effect year-to-year thereafter so long as such continuance is approved at least annually by (1) the Board of Trustees or (2) a vote of the majority of the Fund’s outstanding voting shares; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Distribution Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Trust or by the Distributor. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

OTHER SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (collectively, the “Service Agreements”).

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

•	prepare and assemble reports required to be sent to the Fund’s shareholders and arrange for the printing and dissemination of such reports;
•	assemble reports required to be filed with the SEC and file such completed reports with the SEC;
•	file the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;
•	assist and advise the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and
•	make such reports and recommendations to the Trust’s Board of Trustees, upon its reasonable request .

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV ; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for the Fund’s shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements.

Because the Fund is newly organized, no information regarding the fees paid by the Fund to Ultimus is included in this SAI.

Unless sooner terminated as provided therein, the Service Agreements between the Trust, on behalf of the Fund, and Ultimus will continue in effect until September 1, 2017 and, unless otherwise terminated as provided in the Service Agreements, are renewed automatically thereafter for successive one-year periods.

The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

Custodian

U.S. Bank, N.A., (the “Custodian”), located at 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian to the Fund pursuant to a Custody Agreement. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115 serves as the independent registered public accounting firm for the Fund and to audit the annual financial statements of the Fund and assist in preparing the Fund’s federal, state and excise tax returns for the fiscal period ending August 31, 2016 .

Legal Counsel

Kilpatrick Townsend & Stockton LLP, located at 4208 Six Forks Road, Suite 1400, Raleigh, North Carolina 27609, serves as legal counsel to the Trust and the Trust’s Independent Trustees.

Compliance Consulting Agreement

Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal securities laws to serve as the Trust’s Chief Compliance Officer and to administer the Trust’s compliance policies and procedures.

GENERAL INFORMATION

Description of Shares

The Trust is an unincorporated business trust that was organized under Ohio law on February 28, 2012. The Trust’s Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to further divide shares of a series into separate classes. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable.

Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Trustee Liability

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of their duties to the Trust and its holders of beneficial interest. It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Trust Liability

Under Ohio law, liabilities of the Trust to third persons, including the liabilities of any series, extend to the whole of the trust estate to the extent necessary to discharge such liabilities. However, the Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series and the Trustees and officers of the Trust intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of the Trust by the Trustees or officers.

Code of Ethics

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics that is designed to prevent personnel of the Trust, the Adviser and the Distributor subject to the codes from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to the codes). These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund, but prohibit such personnel from engaging in personal investment activities that compete with or attempt to take advantage of the Fund’s planned portfolio transactions. Each of these parties monitors compliance with its Code of Ethics.

Proxy Voting Policies and Procedures

The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this Statement of Additional Information as Appendix B and Appendix C, respectively. No later than August 31 of each year, information regarding how the Fund voted proxies relating to portfolio securities during the prior twelve-month period ended June 30th is available without charge upon request by calling 1-888-261-2884 , or on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure Policy

The Board of Trustees of the Trust has adopted a policy to govern the circumstances under which disclosure regarding securities held by the Fund (“Portfolio Securities”), and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons. The Trust’s Chief Compliance Officer is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Fund or its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and the Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the Chief Executive Officer and Chief Financial Officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund.

•	Public disclosure regarding Portfolio Securities is made in the Fund’s Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q (“Official Reports”), which are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.. Except for such Official Reports and as otherwise expressly permitted by the Trust’s policy, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

•	Information regarding Portfolio Securities as of the end of the most recent month, and other information regarding the investment activities of the Fund during such month, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, but only if such information is at least 30 days old.

•	Information regarding the general market exposure of the Fund may be disclosed, if such information is also disclosed on the Fund’s website and the information does not identify specific Portfolio Securities.

•	Information regarding Portfolio Securities as of the end of the most recent calendar quarter may be disclosed to any other person or organization at the request of such person or organization, but only if such information is at least 30 days old.

•	The Trust’s Chief Compliance Officer may approve the disclosure of holdings of or transactions in Portfolio Securities that is made on the same basis to all shareholders of the Fund.

•	The Fund’s policy relating to disclosure of holdings of Portfolio Securities does not prohibit disclosure of information to the Adviser or to other Trust service providers, including the Trust’s administrator, distributor, custodian, legal counsel, accountants and printers/typesetters, or to brokers and dealers through which the Fund purchases and sells Portfolio Securities. Below is a table that lists each service provider that may receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.

Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions on Use
Adviser	Daily	Contractual and Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Ethical
Accountants	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Printers/Typesetters	Twice a year – printing of semi-annual and annual reports	No formal restrictions in place –typesetter or printer would not receive portfolio information until at least 30 days old
Broker/dealers through which the Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to the Fund’s entire portfolio	Contractual and Ethical

Such disclosures may be made without approval of the Trust’s Chief Compliance Officer because the Board of Trustees has determined that the Fund and its shareholders are adequately protected by the restrictions on use in those instances listed above.

•	The Trust’s Chief Compliance Officer may approve other arrangements under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), may be disclosed. The Chief Compliance Officer shall approve such an arrangement only if he or she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and is unlikely to affect adversely the Fund or any shareholder of the Fund. The Chief Compliance Officer must inform the Board of Trustees of any such arrangements that are approved by the Chief Compliance Officer, and the rationale supporting approval, at the next regular quarterly meeting of the Board of Trustees following such approval.

•	Neither the Adviser or the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

Other Expenses

In addition to the investment advisory fees, the Fund pays all expenses not expressly assumed by the Adviser, including, without limitation, the fees and expenses of its independent registered public accounting firm and of its legal counsel; fees of its administrator, distributor and transfer agent, the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, SAIs and supplements thereto; bank transaction charges and custody fees; any costs associated with shareholder meetings, including proxy solicitors’ fees and expenses; registration and filing fees; federal, state or local income or other taxes; interest; membership fees of the Investment Company Institute and similar organizations; fidelity bond and liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Benchmark Descriptions

The Fund compares its performance to standardized indices or other measurements of investment performance. Specifically, the Fund compares its performance to the S&P 500 Total Return Index (the “S&P 500® Index”) as its primary benchmark index, which is generally considered to be representative of the performance of common stocks in the United States securities markets. The Fund also compares its performance to the Morningstar Diversified Alernatives Index as a secondary benchmark index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities, or currencies, and net income derived from an investment in a “qualified publicly traded partnership” as defined in section 851(h) of the Code (the “source-of-income test”). Any income derived by the Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

The Fund may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year (the “asset diversification tests”). In general, at least 50% of the value of the Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Treasury Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more publicly traded partnerships.

The Fund intends to satisfy all of the requirements of the source-of-income test and the asset diversification tests on an ongoing basis for continued qualification as a regulated investment company.

There is a remedy for failure to satisfy the asset diversification tests, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. In addition, there is a remedy for a de minimis failure of the asset diversification tests, which would require corrective action but no tax. In addition, the Registered Investment Company Modernization Act of 2010 allows for the remedy of a failure of the source-of-income test, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

Under current tax law, qualifying corporate dividends are taxable at long-term capital gains tax rates. The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels. For 2015, individual taxpayers with taxable incomes above $413,200 ($464,850 for married taxpayers filing jointly and $439,000 for heads of households) are subject to a 20% rate of tax on long-term capital gains and qualified dividends. Taxpayers that are not in the highest tax bracket and are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than the above-mentioned thresholds will continue to be subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends. For taxpayers whose ordinary income is generally taxed at less than the 25% rate, the long-term capital gains rate and rate on qualified dividends will be 0%. These rates may change over time.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. If the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Fund will designate (1) any distribution that constitutes a qualified dividend as qualified dividend income; (2) any tax-exempt distribution as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice provided to shareholders after the close of the Fund’s taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not Section 1256 Contracts generally will be treated as ordinary income or loss.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution. However, if the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). Such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for (i) the dividends-received deduction in the case of corporate shareholders or (ii) treatment as “qualified dividend income” in the case of noncorporate shareholders.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for Fund shares. An exchange of shares is treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (currently 28%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the NAV of shares below the shareholder’s cost, and thus, in effect, result in a return of a part of the shareholder’s investment.

Beginning with payments made after December 31, 2014, withholding taxes may be imposed on certain types of payments made to “foreign financial institutions” (as specifically defined in the Code) and certain other non-United States entities (including financial intermediaries). A 30% withholding tax is imposed on “withholdable payments” to a foreign financial institution or to a foreign non-financial entity, unless (i) the foreign financial institution undertakes certain diligence and reporting obligations or (ii) the foreign non-financial entity either certifies it does not have any substantial United States owners or furnishes identifying information regarding each substantial United States owner.

For these purposes, a “withholdable payment” includes any United States source payments of interest, dividends, rents, compensation, and other fixed or determinable annual or periodical gains, profits and income. If the payee is a foreign financial institution, it must enter into an agreement with the United States Department of the Treasury requiring, among other things, that it undertake to identify accounts held by certain United States persons or United States-owned foreign entities, annually report certain information about such accounts, and withhold 30% on payments to account holders whose actions prevent it from complying with these reporting and other requirements. Non-U.S. investors should consult their tax advisors regarding this legislation and the potential implications of this legislation on their particular circumstances.

FINANCIAL STATEMENTS

The Fund is newly organized and therefore no financial information is included in this SAI. You may request a copy of the Fund’s Annual and Semi-Annual reports, once available, at no charge by calling the Fund at 1-888-261-2884 .

APPENDIX A

The address of each Trustee and executive officer of the Trust, unless otherwise indicated, is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	14	n/a
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Trustee	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	14	n/a
John C. Davis Year of Birth: 1952	Since July 2014 Since June 2012	Chairman Trustee	Consultant since May 2011; Retired Partner of PricewaterhouseCoopers LLP (1974-2010)	14	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Tax at The Standard Register Company since November 2011; Tax Partner at Deloitte Tax LLP from 1984 to 2011	14	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Executive Officers:
David R. Carson Year of Birth: 1958	Since April 2013	Principal Executive Officer of Ryan Labs Funds (October 2014 to present); President Of the Trust (October 2013 to present);Vice President Of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).
				n/a	n/a
Nitin N. Kumbhani 8163 Old Yankee Road, Suite E Dayton, Ohio 45458 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to present)	n/a	n/a
Michael Kalbfleisch 8163 Old Yankee Road, Suite E Dayton, Ohio 45458 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to present)	n/a	n/a
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)	n/a	n/a
Andrew B. Wellington 405 Park Avenue, 6th Floor, New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund & Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)	n/a	n/a
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund & Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors LLC	n/a	n/a

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Andrew Dassori 215 Park Avenue South, Suite 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund	Managing Member and Chief Compliance Officer of Wavelength Capital Management, LLC (2013 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)	n/a	n/a
Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present).	n/a	n/a
Stephen P. Lack 55 Waugh Drive Suite 1130 Houston, TX 770077 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)	n/a	n/a
David R. Carson Year of Birth: 1958	Since October 2014	Principal Executive Officer of Ryan Labs Core Bond Fund
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)
				n/a	n/a
Benjamin H. Thomas 401 West Main Street Suite 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present).	n/a	n/a
Daniel Darchuck 30 Ragsdale Drive Suite 100 Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present).	n/a	n/a

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Jennifer L. Leamer Year of Birth: 1976	Since October 2014	Treasurer	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)	n/a	n/a
Bo J. Howell Year of Birth: 1981	Since October 2014	Secretary (2015 to present); Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)
				n/a	n/a
Stephen L. Preston Year of Birth: 1966	Since June 2012	Chief Compliance Officer
Vice President and Chief Compliance Officer of Ultimus Fund Distributors, LLC and Vice President of Ultimus Fund Solutions, LLC (2011 to present); Senior Consultant at Mainstay Capital Markets Consultants (2010 to 2011); Chief Compliance Officer at INTL Trading, Inc. (2008 to 2010); Chief Compliance Officer at FSC Securities Corporation/Advantage Capital Corporation (2003 to 2008).
				n/a	n/a
Mark J. Seger Year of Birth: 1962	Since October 2014	Assistant Treasurer (2014 to present); Treasurer (2012 to 2014)	Co-Founder and Managing Director, Ultimus Fund Solutions, LLC (1999 to present)	n/a	n/a
Frank L. Newbauer Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present); Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present); Assistant Vice President of JPMorgan Chase Bank, N.A. (1999 to 2010)	n/a	n/a

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Charles C. Black Year of Birth: 1979	Since April 2015	Assistant Chief Compliance Officer
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011) and Senior Mutual Fund Accountant (2003 to 2006) at JP Morgan Chase Bank, N.A.
				n/a	n/a

APPENDIX B

ULTIMUS MANAGERS TRUST
POLICIES AND PROCEDURES FOR VOTING PROXIES

1.                  Purpose; Delegation. The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of Ultimus Managers Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) believes that each Fund’s Investment Adviser is in the best position to make individual voting decisions for such Fund. Therefore, subject to the oversight of the Board, each Fund’s Investment Adviser is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.                  Definitions

(a)            Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

(b)            Proxy Manager. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the investment advisers to each Fund (each, an “Investment Adviser”) as being responsible for supervising and implementing these Policies and Procedures.

3.                  Policy for Voting Proxies Related to Exchange Traded Funds and other Investment Companies. Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds (“ETFs”) or other Investment Companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

4.                  Policy for Voting Proxies Related to Other Portfolio Securities.

The Trust hereby delegates the responsibility for voting proxies on behalf of the Fund with respect to all equity securities held by the Fund to the Adviser in accordance with these Policies, subject to oversight by the Trustees.

The Trustees have reviewed the Adviser’s Policies and Procedures for Voting Proxies (the “Procedures”) and have determined that they are reasonably designed to ensure that the Adviser will vote all proxies in the best interests of the shareholders, untainted by conflicts of interests. The Procedures are adopted as part of these Policies. The Board of Trustees must approve any material change in the Procedures before they become effective with respect to the Fund.

5.            Conflicts of Interest. The Trust recognizes that under certain circumstances an Investment Adviser may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where an Investment Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Investment Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Investment Adviser with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser’s business, and to bring any conflict of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Investment Adviser shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Investment Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Investment Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Trust’s Committee of Independent Trustees (the “Committee”) and the Investment Adviser shall follow the instructions of the Committee or (ii) the Investment Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee. The proxy manager shall keep a record of all materiality decisions and report them to the Committee on an annual basis.

6.            Proxy Voting Procedures. Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Investment Adviser shall maintain records regarding the voting of proxies under these Policies and Procedures.

7.            Form N-PX. A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request and is also available on the SEC’s Website at www.sec.gov.

As adopted June 5, 2012

APPENDIX C

Topturn Fund Advisors, LLC
Proxy Voting Policy

ACCEPTANCE OF PROXY VOTING AUTHORITY

POLICY

It is the Firm’s policy, where it has accepted responsibility to vote proxies on behalf of a particular client, to vote such proxies in the best interest of its clients and ensure that the vote is not the product of an actual or potential conflict of interest. For clients that are subject to ERISA, it is the Firm’s policy to follow the provisions of any ERISA plan’s governing documents in the voting of plan securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

RESPONSIBILITY

Where the Firm has accepted responsibility to vote proxies on behalf of a particular client, the Chief Investment Officer is responsible for ensuring that proxies are voted in a manner consistent with the proxy voting guidelines adopted by the Firm (the “Proxy Voting Guidelines”) and the Firm’s policies and procedures.

PROCEDURES

The Firm may vote client proxies where a client requests and the Firm accepts such responsibility, or in the case of an employee benefit plan, as defined by ERISA, where such responsibility has been properly delegated to, and assumed by, the Firm. In such circumstances the Firm will only cast proxy votes in a manner consistent with the best interest of its clients or, to the extent applicable, their beneficiaries. Absent special circumstances, which are further discussed below, all proxies will be voted consistent with the Proxy Voting Guidelines attached to the Compliance Manual on Exhibit D and the Firm’s policies and procedures. The Firm will, in its Form ADV, generally disclose to clients information about these policies and procedures and how clients may obtain information on how the Firm voted their proxies when applicable. At any time, a client may contact the Firm to request information about how it voted proxies for their securities. It is generally the Firm’s policy not to disclose its proxy voting records to unaffiliated third parties or special interest groups.

The Firm’s Proxy Voting Committee will be responsible for monitoring corporate actions, making proxy voting decisions, and ensuring that proxies are submitted in a timely manner. The Proxy Voting Committee may delegate the responsibility to vote client proxies to one or more persons affiliated with the Firm (such person(s) together with the Proxy Voting Committee are hereafter collectively referred to as “Responsible Voting Parties”) consistent with the Proxy Voting Guidelines. Specifically, when the Firm receives proxy proposals where the Proxy Voting Guidelines outline its general position as voting either “for” or “against,” the proxy will be voted by one of the Responsible Voting Parties in accordance with the Firm’s Proxy Voting Guidelines. When the Firm receives proxy proposals where the Proxy Voting Guidelines do not contemplate the issue or otherwise outline its general position as voting on a case-by-case basis, the proxy will be forwarded to the Proxy Voting Committee, which will review the proposal and either vote the proxy or instruct one of the Responsible Voting Parties on how to vote the proxy.

It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Responsible Voting Parties may vote a proxy contrary to the Proxy Voting Guidelines if, in the sole determination of the Proxy Voting Committee, it is determined that such action is in the best interest of the Firm’s clients. In the exercise of such discretion, the Proxy Voting Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from clients may also justify casting different votes for different clients with respect to the same proxy vote.

The Responsible Voting Parties will document the rationale for all proxy voted contrary to the Proxy Voting Guidelines. Such information will be maintained as part of the Firm’s recordkeeping process. In performing its responsibilities, the Proxy Voting Committee may consider information from one or more sources including, but not limited to, management of the company presenting the proposal, shareholder groups, legal counsel, and independent proxy research services. In all cases, however, the ultimate decisions on how to vote proxies are made by the Proxy Voting Committee.

ERISA Plans

Plans managed by the Firm governed by ERISA will be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where the Firm has been delegated sole proxy voting discretion, these policies and procedures will be followed subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interest of participants and beneficiaries. The Department of Labor has indicated that voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting “employer securities” held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received.

Conflicts of Interest

The Firm may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, the Firm may provide services to accounts owned or controlled by companies whose management is soliciting proxies. The Firm, along with any affiliates and/or employees, may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

If the Responsible Voting Parties become aware of any potential or actual conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the Committee. Conflicts of interest will be handled in various ways depending on their type and materiality of the conflict. The Firm will take the following steps to ensure that its proxy voting decisions are made in the best interest of its clients and are not the product of such conflict:

•	Where the Proxy Voting Guidelines outline the Firm’s voting position, as either “for” or “against” such proxy proposal, voting will be accordance with the its Proxy Voting Guidelines.
•	Where the Proxy Voting Guidelines outline the Firm’s voting position to be determined on a “case-by-case” basis for such proxy proposal, or such proposal is not contemplated in the Proxy Voting Guidelines, then one of the two following methods will be selected by the Committee depending upon the facts and circumstances of each situation and the requirements of applicable law:
o	Voting the proxy in accordance with the voting recommendation of a non- affiliated third party vendor; or
o	Provide the client with sufficient information regarding the proxy proposal and obtain the client’s consent or direction before voting.

Third Party Delegation

The Firm may delegate to a non-affiliated third party vendor, the responsibility to review proxy proposals and make voting recommendations to the Firm. The Chief Investment Officer will ensure that any third party recommendations followed will be consistent with the Proxy Voting Guidelines. In all cases, however, the ultimate decisions on how to vote proxies are made by the Committee.

Mutual Funds

In the event that the Firm acts as investment adviser to a closed-end and/or open-end registered investment company and is responsible for voting their proxies, such proxies will be voted in accordance with any applicable investment restrictions of the fund and, to the extent applicable, any resolutions or other instructions approved by an authorized person of the fund.

Special Circumstances

The Firm may choose not to vote proxies in certain situations or for certain accounts, such as: (i) where a client has informed the Firm that they wish to retain the right to vote the proxy; (ii) where the Firm deems the cost of voting the proxy would exceed any anticipated benefit to the client; (iii) where a proxy is received for a client that has terminated the Firm’s services; (iv) where a proxy is received for a security that the Firm no longer manages (i.e., the Firm had previously sold the entire position); and/or (v) where the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

In addition, certain accounts over which the Firm has proxy-voting discretion may participate in securities lending programs administered by the custodian or a third party. Because title to loaned securities passes to the borrower, the Firm will be unable to vote any security that is out on loan to a borrower on a proxy record date. If the Firm has investment discretion, however, the Firm will reserve the right to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

BOOKS AND RECORDS

In its books and records, the Firm will maintain a copy of the following documents:

•	Proxy statement that the Firm receives regarding client’s securities;
•	Votes that the Firm casts on behalf of a client;
•	Any document the Firm created that was material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for such decision; and
•	Written client request for information on how the Firm voted proxies on behalf of the requesting client and a copy of the Firm’s written response to any (written or verbal) client request for information on how the Firm voted proxies on behalf of the requesting client.

The Firm may rely upon the Commission’s EDGAR system to maintain certain records referred to above.

APPENDIX D

DESCRIPTION OF RATINGS

The Fund may acquire debt securities as described in the Prospectus and this SAI. The Fund is not restricted with respect to yield, maturity, or credit quality of any debt securities, so that the Fund may purchase debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”). The various ratings used by nationally recognized statistical rating organizations (each an “NRSRO”) are described below.

A rating by an NRSRO represents the organization’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment‑Grade Debt Securities by the Adviser:

AAA – An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher‑rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated “BB,” “B,” “CCC,” “CC” and “C” are not considered by the Adviser to be Investment‑Grade Debt Securities and are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-term obligations rated “A‑1” by S&P indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated “A‑2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

The rating SP‑1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP‑2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE, INC. Moody’s Investors Service, Inc. (“Moody’s”) long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The highest four ratings are deemed to be Investment-Grade Securities by the Adviser:

Aaa –Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa –Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A –Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa –Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.

US Municipal Short-Term Debt and Demand Obligation Ratings

Short-Term Obligation Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch Ratings, Inc. (“Fitch”):

Long-Term Ratings

AAA – Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. “AA” ratings denote an expectation of low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible default risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high credit risk. A rating CCC indicates a substantial credit risk, while a rating CC indicates a very high level of risk, and a rating C signals exceptionally high levels of credit risk. “RD” ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond or other material financial obligations but which has not entered into bankruptcy filings or other formal winding-up procedure and which has not otherwise ceased operating. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings or other formal wind-up procedure, or which has otherwise ceased business.

Short-Term Ratings

F1 – Highest credit quality. The rating F1 indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality. The rating F2 indicates a good intrinsic capacity for timely payment of financial commitments.

F3 – Fair credit quality. The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, RD and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated C have a high default risk and securities rated D indicate a broad-based default event for an entity or the default of a short-term obligation.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings “AAA” category or to the categories below “B.” The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

While the foregoing descriptions of the ratings systems used by the Adviser distinguishes between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Fund are not limited with respect to the yield, maturity or credit quality of the debt securities in which they invest. Accordingly, the Fund’s portfolios may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

PART C.	OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust, dated February 28, 2012, is incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(b)	Bylaws, dated February 28, 2012, is incorporated by reference to Exhibit (b) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(c)	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(d)(1)
Investment Advisory Agreement with Apex Capital Management, Inc., dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(d)(2)
Investment Advisory Agreement with Cincinnati Asset Management, Inc., dated June 5, 2012, for CAM: Broad Market Strategic Income Fund is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(d)(3)
Investment Advisory Agreement with Lyrical Asset Management L.P., dated January 22, 2013, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(d)(4)
Investment Advisory Agreement with Barrow Street Advisors LLC, dated April 23, 2013, for Barrow Value Opportunity Fund (formerly Barrow All-Cap Core Fund) and Barrow Long/Short Opportunity Fund (formerly Barrow All-Cap Long/Short Fund) is incorporated by reference to Exhibit (d)(v) of Post-Effective Amendment No. 8 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(d)(5)
Investment Advisory Agreement with Wavelength Capital Management, LLC, dated April 23, 2013, for Wavelength Interest Rate Neutral Fund is incorporated by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(d)(6)
Investment Advisory Agreement with Lyrical Asset Management LP, dated April 22, 2014, for Lyrical U.S. Hedged Value Fund is incorporated by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(d)(7)
Investment Advisory Agreement with Edge Advisors, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund is incorporated by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(d)(8)
Investment Advisory Agreement with Galapagos Partners, LP, dated December 29, 2014, for Galapagos Partners Select Equity Fund is incorporated by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(d)(9)
Investment Advisory Agreement with Ryan Labs, Inc., dated December 29, 2014, for Ryan Labs Core Bond Fund is incorporated by reference to Exhibit (d)(x) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(d)(10)
Investment Advisory Agreement with Waycross Partners, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund is incorporated by reference to Exhibit (d)(xi) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(d)(11)	Investment Advisory Agreement with Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.) for Ryan Labs Long Credit Fund will be filed by post-effective amendment.
(d)(12)	Investment Advisory Agreement with Topturn Fund Advisors, LLC for Topturn OneEighty Fund, is filed herewith.
(d)(13)
Investment Advisory Agreement with Alambic Investment Management, LP, dated August 19, 2015, for Alambic Small Cap Value Plus Fund is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(e)(1)
Distribution Agreement with Ultimus Fund Distributors, LLC, dated June 7, 2012, is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(e)(2)
Amended Schedule A, dated July 21, 2015, to Distribution Agreement with Ultimus Fund Distributors, LLC, dated June 7, 2012 is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(f)	None
(g)(1)(A)
Custody Agreement with U.S. Bank, dated June 5, 2012, is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(g)(1)(B)
Second Amendment, dated August 21, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund is incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(g)(1)(C)
Third Amendment, dated December 31, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(g)(1)(D)
Fourth Amendment, dated May 28, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Barrow Value Opportunity Fund (formerly Barrow All-Cap Core Fund) and Barrow Long/Short Opportunity Fund (formerly Barrow All-Cap Long/Short Fund), is incorporated by reference to Exhibit (g)(iv) of Post-Effective Amendment No. 10 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 20, 2013.

(g)(1)(E)
Fifth Amendment, dated September 11, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012,  for Wavelength Interest Rate Neutral Fund, is incorporated by reference to Exhibit (g)(v) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(g)(1)(F)
Sixth Amendment, dated May 15, 2014,  to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Hedged Equity Fund, is incorporated by reference to Exhibit (g)(vi) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(g)(1)(G)
Seventh Amendment, dated August 26, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (g)(vii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(g)(1)(H)
Eighth Amendment, dated November 11, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Galapagos Partners Select Equity Fund and Ryan Labs Core Bond Fund, is incorporated by reference to Exhibit (g)(ix) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(g)(1)(I)
Ninth Amendment, dated March 24, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (g)(x) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(g)(1)(J)	Tenth Amendment to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Ryan Labs Long Credit Fund, will be filed by post-effective amendment.
(g)(1)(K)	Eleventh Amendment to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Topturn OneEighty Fund, is filed herewith.
(g)(2)
Global Custody Agreement with MUFG Union Bank, N.A., dated July 21, 2015, for Alambic Small Cap Value Plus Fund, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(1)(A)
Administration Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, Lyrical U.S. Value Equity Fund, Lyrical U.S. Hedged Value Fund, Barrow Value Opportunity Fund (formerly Barrow All-Cap Core Fund), Barrow Long/Short Opportunity Fund (formerly Barrow All-Cap Long/Short Fund), and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(ii) through (h)(vi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(h)(1)(B)
Administration Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxiv) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 14, 2014.

(h)(1)(C)
Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20,2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxviii)of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(h)(1)(D)
Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for Ryan Labs Core Bond Fund, is incorporated by reference to Exhibit (h)(xxxii)of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(h)(1)(E)
Administration Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxviii)of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(1)(F)	Administration Agreement with Ultimus Fund Solutions, LLC for Ryan Labs Long Credit Fund, will be filed by post-effective amendment.
(h)(1)(G)	Administration Agreement with Ultimus Fund Solutions, LLC for Topturn OneEighty Fund, will be filed by post-effective amendment is filed herewith.
(h)(1)(H)
Administration Agreement, dated August 19, 2015, with Ultimus Fund Solutions, LLC for Alambic Small Cap Value Plus Fund, is incorporated by reference to Exhibit (h)(1)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(2)(A)
Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, is incorporated by reference to Exhibits (h)(xxiv) of Post-Effective Amendment No. 25 of Post-Effective Amendment No. 1 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on, June 29, 2012.

(h)(2)(B)
Amended Schedule A, dated July 21, 2015, to the Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, is incorporated by reference to Exhibit (h)(2)(B) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(3)(A)
Fund Accounting Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, Lyrical U.S. Value Equity Fund, Lyrical U.S. Hedged Value Fund, Barrow Value Opportunity Fund (formerly Barrow All-Cap Core Fund), Barrow Long/Short Opportunity Fund (formerly Barrow All-Cap Long/Short Fund), and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(xii) through (h)(xvi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(h)(3)(B)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxiv) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(h)(3)(C)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxix) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(h)(3)(D)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for Ryan Labs Core Bond Fund, is incorporated by reference to Exhibit (h)(xxxviii) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(h)(3)(E)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxix) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(3)(F)	Fund Accounting Agreement with Ultimus Fund Solutions, LLC for Ryan Labs Long Credit Fund, will be filed by post-effective amendment.
(h)(3)(G)	Fund Accounting Agreement with Ultimus Fund Solutions, LLC for Topturn OneEighty Fund, is filed herewith.
(h)(3)(H)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for Alambic Small Cap Value Plus Fund, is incorporated by reference to Exhibit (h)(3)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(4)(A)
Transfer Agent and Shareholder Services Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, Lyrical U.S. Value Equity Fund, Lyrical U.S. Hedged Value Fund, Barrow Value Opportunity Fund (formerly Barrow All-Cap Core Fund), Barrow Long/Short Opportunity Fund (formerly Barrow All-Cap Long/Short Fund), and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(vii) through (h)(xi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(h)(4)(B)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxvi) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(h)(4)(C)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxx) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(h)(4)(D)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for Ryan Labs Core Bond Fund, is incorporated by reference to Exhibit (h)(xxxiv) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(h)(4)(E)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xl) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(4)(F)	Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC for Ryan Labs Long Credit Fund, will be filed by post-effective amendment.
(h)(4)(G)	Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC for Topturn OneEighty Fund, is filed herewith.
(h)(4)(H)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for Alambic Small Cap Value Plus Fund, is incorporated by reference to Exhibit (h)(4)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(5)(A)
First Amended Expense Limitation Agreement with Apex Capital Management, Inc., dated April 21, 2014, for APEXcm Small/Mid Cap Growth Fund, is incorporated by reference to Exhibit (h)(i) of Post-Effective Amendment No. 26 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 29, 2014.

(h)(5)(B)(i)
First Amended Expense Limitation Agreement with Cincinnati Asset Management, Inc., dated April 21, 2014, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, is incorporated by reference to Exhibit (h)(5)(B)(i) of Post-Effective Amendment No. 42 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 5, 2015.

(h)(5)(B)(ii)
Amended Schedule A, dated April 20, 2015, to First Amended Expense Limitation Agreement with Cincinnati Asset Management, Inc., dated April 21, 2014, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, is incorporated by reference to Exhibit (h)(5)(B)(ii) of Post-Effective Amendment No. 42 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 5, 2015.

(h)(5)(C)
Expense Limitation Agreement with Lyrical Asset Management LP, dated January 22, 2013, for Lyrical U.S. Value Equity Fund, is incorporated by reference to Exhibit (h)(viii) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(h)(5)(D)
Expense Limitation Agreement with Barrow Street Advisors LLC, dated April 23, 2013, for Barrow Value Opportunity Fund (formerly Barrow All-Cap Core Fund), Barrow Long/Short Opportunity Fund (formerly Barrow All-Cap Long/Short Fund), is incorporated by reference to Exhibit (h)(ix) of Post-Effective Amendment No. 8 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(h)(5)(E)
Expense Limitation Agreement with Wavelength Capital Management, LLC, dated July 23, 2013, for Wavelength Interest Rate Neutral Fund, is incorporated by reference to Exhibit (h)(x) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(h)(5)(F)
Expense Limitation Agreement with Lyrical Asset Management LP, dated April 22, 2014, for Lyrical U.S. Hedged Value Fund, is incorporated by reference to Exhibit (h)(xxiv) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(h)(5)(G)
Expense Limitation Agreement with Edge Advisors, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxvii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(h)(5)(H)
Expense Limitation Agreement with Galapagos Partners, L.P., dated December 29, 2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxxi) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(h)(5)(I)
Expense Limitation Agreement with Ryan Labs Asset Management Inc., dated December 29, 2014, for Ryan Labs Core Bond Fund, is incorporated by reference to Exhibit (h)(xxxv) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(h)(5)(J)
Expense Limitation Agreement with Waycross Partners, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxvii) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(5)(K)	Expense Limitation Agreement with Ryan Labs Asset Management Inc. for Ryan Labs Long Credit Fund, will be filed by post-effective amendment.
(h)(5)(L)	Expense Limitation Agreement with Topturn Fund Advisors, LLC for Topturn OneEighty Fund, is filed herewith.
(h)(5)(M)
Expense Limitation Agreement with Alambic Investment Management, LP, dated August 19, 2015, for Alambic Small Cap Value Plus Fund, is incorporated by reference to Exhibit (h)(5)(M) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(i)	Opinion of counsel, dated August 27, 2015, is filed herewith.
(j)	Inapplicable
(k)	Inapplicable
(l)
Initial Capital Agreement is incorporated by reference to Exhibit (l) of  Post-Effective Amendment No. 2 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(m)(1)
Rule 12b-1 Plan, dated June 5, 2012, is incorporated by reference to Exhibit (m) of  Post-Effective Amendment No. 25 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(m)(2)
Amended Appendix A, dated July 21, 2014), is incorporated by reference to Exhibit (m) of  Post-Effective Amendment No. 25 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(n)
Rule 18f-3 Multi-Class Plan, dated June 6, 2013, is incorporated by reference to Exhibit (n) of  Post-Effective Amendment No. 8 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(o)	Reserved.
(p)(1)
Code of Ethics of the Registrant, dated June 5, 2012, is incorporated by reference to Exhibit (p)(i) of  Pre-Effective Amendment No. 3 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 26, 2012.

(p)(2)
Code of Ethics of Ultimus Fund Distributors, LLC, dated September 30, 2011, is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 42 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 5, 2015.

(p)(3)
Code of Ethics of Apex Capital Management is incorporated by reference to Exhibit (o)(ii) of  Post-Effective Amendment No. 19 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 21, 2014.

(p)(4)
Code of Ethics of Cincinnati Asset Management, Inc., dated November 2013, is incorporated by reference to Exhibit (o)(iv) of  Post-Effective Amendment No. 19 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 21, 2014.

(p)(5)
Code of Ethics of Lyrical Asset Management LP is incorporated by reference to Exhibit (o)(vi) of  Post-Effective Amendment No. 19 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 21, 2014.

(p)(6)
Code of Ethics of Barrow Street Advisors LLC, dated January 2015, is incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 42 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 5, 2015.

(p)(7)
Code of Ethics of Wavelength Capital Management, LLC, dated July 15, 2013, is incorporated by reference to Exhibit (o)(viii) of  Post-Effective Amendment No. 13 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(p)(8)
Code of Ethics of Edge Advisors, LLC, dated December 2011, is incorporated by reference to Exhibit (o)(ix) of  Post-Effective Amendment No. 25 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(p)(9)
Code of Ethics of Galapagos Partners, L.P., dated October 29, 2014, is incorporated by reference to Exhibit (o)(x) of  Post-Effective Amendment No. 31 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(p)(10)
Code of Ethics of Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.) is incorporated by reference to Exhibit (o)(xi) of  Post-Effective Amendment No. 32 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(p)(11)
Code of Ethics of Waycross Partners, LLC is incorporated by reference to Exhibit (o)(xii) of  Post-Effective Amendment No. 38 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(p)(12)	Code of Ethics of Topturn Fund Advisors, LLC is filed herewith.
(p)(13)
Code of Ethics of Alambic Investment Management, LP is incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(q)
Powers of Attorney, dated June 5, 2012, are incorporated by reference to Exhibit (poa) of Pre-Effective Amendment No. 2 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 8, 2012.

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4                          Indemnification of Trustees, Officers, etc.

Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5                          Advances of Expenses.  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, as amended, and Ohio Revised Code Chapter 1707, as amended.  In the event any of these Federal laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these Federal laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6                          Indemnification Not Exclusive, etc.  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.”

The Investment Advisory Agreements with Apex Capital Management, Inc., Cincinnati Asset Management, Inc., Lyrical Asset Management LP, Barrow Street Advisors LLC, Wavelength Capital Management, LLC, Edge Advisors, LLC, Galapagos Partners, L.P., Ryan Labs Asset Management, Inc., Waycross Partners, LLC, Topturn Fund Advisors, LLC, and Alambic Investment Management, LP (the “Advisers”) provide that the Advisers shall not be liable for any error of judgment or for any loss suffered by the Trust or the Funds in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisers in the performance of their duties, or from reckless disregard of its duties and obligations thereunder.

The Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) provides that the Distributor, its directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of the Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributor’s obligations and duties under the Agreement.

The Distribution Agreement with the Distributor further also provides that the Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor’s failure to comply with applicable laws and the Rules of FINRA.

The Registrant intends to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy shall provide coverage to the Registrant, its Trustees and officers and the Adviser.  Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Advisers

(a)	Apex Capital Management, Inc. (“Apex”) has been registered as an investment adviser since 1987. Apex provides investment advisory services to individuals, high net worth individuals, pension and profit sharing plans, charitable organizations and, corporations and other businesses.

The directors, officers, and partners of Apex are listed below, none of which have engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner or trustee, in any other business, profession, vocation or employment of a substantial nature.

Nitin N. Kumbhani—President and CEO
Kamal N. Kumbhani—Vice President
Jan E. Terbrueggen—Vice President
Michael D. Kalbfleisch—Vice President & Chief Compliance Officer
Sunil M. Reddy—Vice President
Mark S. Harrell—Vice President

(b)	Cincinnati Asset Management, Inc. (“CAM”) has been registered as an investment adviser since 1989. CAM provides investment advisory services to individuals, high net worth individuals, pension and profit sharing plans, charitable organizations, corporations and other businesses, state and municipal government entities and insurance companies.

The directors, officers, and partners of CAM are listed below, none of which have engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner or trustee, in any other business, profession, vocation or employment of a substantial nature.

William Sloneker—Chairman and Managing Director
Randall S. Hale—President and Managing Director
C. David Mencer—COO, Chief Compliance Officer and Managing Director
Mary Compton—Director
Donald N. Stolper—Vice President and Managing Director
Richard J. Gardner—Managing Director
Richard M. Balestra—Managing Director

(c)	Lyrical Asset Management LP (“Lyrical”) has been registered as an investment adviser since 2008. Lyrical provides investment advisory services to high net worth individuals, pension and profit sharing plans, corporations and other businesses and a UCITS fund.

The directors, officers, and partners of Lyrical are listed below, who have not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Andrew Wellington—Managing Partner
Jeffrey Keswin—Managing Partner

(d)	Barrow Street Advisors LLC (“Barrow Street”) has been registered as an investment adviser since 2013. Barrow Street provides investment advisory services to pooled investment vehicles.

The directors, officers, and partners of Barrow Street are listed below, who have not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Robert F. Greenhill, Jr.—Principal
Nicholas Chermayeff—Principal
David R. Bechtel—Principal

(e)	Wavelength Capital Management, LLC (“Wavelength”) has been registered as an investment adviser since 2013.

The directors, officers, and partners of Wavelength are listed below, who have not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Andrew G. Dassori – Founding Partner and Chief Investment Officer
Mark Landis – Founding Partner

(f)	Edge Advisors, LLC (“Edge”) has been registered as an investment adviser since 2006.

The directors, officers, and partners of Edge are listed below, who have not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Richard Floress – Chief Compliance Officer
Julius P. Garlington – Partner
Paul Izlar – Partner
Henry M.T. Jones – Co-Managing Partner
William Maner – Partner
Albert Rayle – Partner
William Skeean – Co-Managing Partner

(g)	Galapagos Partners, L.P. (“Galapagos”) has been registered as an investment adviser since 2007.

The directors, officer, and partners of Galapagos are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Stephen P. Lack – Chief Investment Officer and Managing Partner
Wesley Kubesch – Partner
Erlina Yeo
Brian Anderson – Chief Operating Officer, Chief Risk Officer, and Chief Compliance Officer

(h)	Ryan Labs Asset Management Inc. (“Ryan Labs”) has been registered as an investment adviser since 1989.

The directors, officers, and partners of Ryan Labs are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

F. Harlan Batrus - Director
Thomas E. Kirch - Director
Sean F. McShea – President and Chief Executive Officer
Tom Keresztes, Chief Compliance Officer

(i)	Waycross Partners, LLC (“Waycross”) has been registered as an investment adviser since 2015.

The directors, officers, and partners of Waycross are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Benjamin Thomas – Managing Partner
Larry Walker – Partner and Chief Compliance Officer
John Ferreby – Partner
Matthew Bevin – Partner

(j)	Topturn Fund Advisors, LLC (“Topturn”) has been registered as an investment adviser since 2015.

The directors, officers, and partners of Topturn are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Dan Darchuck – Chief Executive Officer
Greg Stewart – Chief Investment Officer

(k)	Alambic Investment Management, LP (“Alambic”) has been registered as an investment adviser since 2015.

The directors, officers, and partners of Alambic are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Albert Richards – Chief Executive Officer and Chairman
Brian Thompson – Chief Risk Officer and President
Mike Oberhaus – Chief Financial Officer & Chief Operational Officer
Robert Slaymaker – Partner
Danielle Lawson - Head of Client Service
Mary Phillips – Chief Compliance Officer

Item 32.	Principal Underwriters

(a)	The Distributor also acts as the principal underwriter for the following other open-end investment companies:

AlphaMark Investment Trust	Schwartz Investment Trust
BPV Family of Funds	Stralem Fund
CM Advisors Family of Funds	TFS Capital Investment Trust
Eubel Brady & Suttman Mutual Fund Trust	The Berwyn Funds
Gardner Lewis Investment Trust	The Cutler Trust
Hussman Investment Trust	The First Western Funds Trust
Papp Investment Trust	The Investment House Funds
Piedmont Investment Trust	Williamsburg Investment Trust
Profit Funds Investment Trust	WST Investment Trust

(b)
Name	Position with Distributor	Position with Registrant
Robert G. Dorsey	President/Managing Director	Trustee
Mark J. Seger	Treasurer/Managing Director	Assistant Treasurer
Wade R. Bridge	Vice President	None
Craig J. Hunt	Vice President	None
Stephen L. Preston	Chief Compliance Officer	Chief Compliance Officer
Jeffrey D. Moeller	Vice President	None
Tina H. Bloom	Vice President	None
Kristine M. Limbert	Vice President	None
Nancy Aleshire	Vice President	None
Douglas K. Jones	Vice President	None

The address of the Distributor and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Inapplicable

Item 33.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator:

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

or its investment advisers:

Apex Capital Management, Inc.
8163 Old Yankee Road
Dayton, Ohio 45458

Cincinnati Asset Management, Inc.
8845 Governor’s Hill Drive
Cincinnati, Ohio 45249

Lyrical Asset Management
LP405 Park Avenue, 6th Floor
New York, NY 10022

Barrow Street Advisors LLC
300 First Stamford Place, 3rd Floor East
Stamford, CT 06902

Wavelength Capital Management, LLC
215 Park Avenue South, Ste. 1902
New York, NY 10003

Edge Advisors, LLC
1380 West Paces Ferry Rd., Suite 1000
Atlanta, GA 30327

Galapagos Partners, L.P.
55 Waugh Dr., Ste. 1130
Houston, TX  77007

Ryan Labs Asset Management Inc.
500 Fifth Avenue, Suite 2520
New York, NY 10110

Waycross Partners, LLC
401 W. Main Street, Suite 2100
Louisville, KY 40202

Topturn Fund Advisors, LLC
30 Ragsdale Drive, Suite 100
Monterey, CA 93940

Alambic Investment Management, LP
655 Montgomery Street
San Francisco, CA 94111

Certain records, including records relating to the possession of Registrant’s securities, may be maintained at the offices of Registrant’s custodians:

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

MUFG Union Bank, N.A.
350 California Street, Suite 2018
San Francisco, CA 94104

Item 34.	Management Services Not Discussed in Parts A or B

Inapplicable

Item 35.	Undertakings

Inapplicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, each as amended, the Fund has caused this Post-Effective Amendment (“PEA”) No. 46 to the Registrant’s Registration Statement on Form N-1A under Rule 485(b) under the Securities Act, to be signed below on its behalf by the undersigned, thereto duly authorized, in Cincinnati, Ohio on August 27, 2015.

ULTIMUS MANAGERS TRUST

By:	/s/ David R. Carson
David R. Carson
President

Pursuant to the requirements of the Securities Act, this PEA has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert G. Dorsey	Trustee	August 27, 2015
Robert G. Dorsey

/s/ Jennifer L. Leamer	Treasurer	August 27, 2015
Jennifer L. Leamer

*	Trustee
David M. Deptula		/s/ Frank L. Newbauer
Frank L. Newbauer
*		Attorney-in-Fact*
John J. Discepoli	Trustee	August 27, 2015

*
John C. Davis	Trustee

INDEX TO EXHIBITS

Exhibit No.	Description
(d)(12)	Investment Advisory Agreement with Topturn Financial Advisors, LLC for Topturn OneEighty Fund
(g)(1)(K)	Eleventh Amendment to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Topturn OneEighty Fund
(h)(1)(G)	Administration Agreement with Ultimus Fund Solutions, LLC for Topturn OneEighty Fund
(h)(3)(G)	Fund Accounting Agreement with Ultimus Fund Solutions, LLC for Topturn OneEighty Fund
(h)(4)(G)	Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC for Topturn OneEighty Fund
(h)(5)(L)	Expense Limitation Agreement with Topturn Financial Advisors, LLC for Topturn OneEighty Fund
(i)	Opinion of Counsel
(p)(12)	Code of Ethics of Topturn Financial Advisors, LLC